Consolidated Statements of Comprehensive Income/ (Loss) (Parenthetical) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Transactions with related parties included in revenues, cost of revenues and operating expenses are as follows (Note 21):
Net advertising revenues	¥ 41,219	¥ 9,612	¥ 17,068
Paid services revenues	10,146	18,075	23,516
Cost of revenues	(49,489)	(50,914)	(52,942)
Sales and marketing expenses	(2,155)	(4,290)	(1,168)
General and administrative expenses	¥ (5,057)	¥ (6,491)	¥ (4,874)
Class A ordinary shares
Number of ordinary shares that each ADS represents	48	48	48